245 Summer Street

Fidelity® Investments

Boston, MA 02210

October 31, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Income Fund (the trust): File Nos. 002-92661 and 811-04085
Fidelity Environmental Bond Fund
Fidelity Government Income Fund
Fidelity Intermediate Government Income Fund
Fidelity Series Government Bond Index Fund
Fidelity Total Bond Fund
Fidelity Total Bond K6 Fund
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust